International Bancshares Corporation (Parent Company Only) Financial Information Quarterly (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Income
Total interest income	$ 97,923	$ 100,724	$ 98,975	$ 99,132	$ 98,664	$ 97,958	$ 99,340	$ 97,637	$ 396,754	$ 393,599	$ 363,217
Total interest expense	10,730	11,133	11,210	11,244	11,461	11,575	11,634	11,873	44,317	46,543	54,632
Net interest income	87,193	89,591	87,765	87,888	87,203	86,383	87,706	85,764	352,437	347,056	308,585
Provision for probable loan losses	5,429	8,832	7,767	2,377	5,884	2,816	3,645	2,078	24,405	14,423	22,968
Total non-interest income	35,734	43,022	40,144	36,834	42,226	36,483	41,453	58,186	155,734	178,348	189,605
Total non-interest expense	66,132	74,898	68,271	67,623	64,560	70,157	68,630	77,696	276,924	281,043	292,632
Income before income taxes	51,366	48,883	51,871	54,722	58,985	49,893	56,884	64,176	206,842	229,938	182,590
Provision for income taxes	16,393	16,864	17,996	18,863	20,432	16,660	19,165	20,530	70,116	76,787	56,239
Net income available to common shareholders	$ 34,973	$ 32,019	$ 33,875	$ 35,859	$ 38,553	$ 33,233	$ 37,719	$ 43,646	$ 136,726	$ 153,151	$ 126,351
Basic EPS
Net income (in dollars per share)	$ 0.53	$ 0.48	$ 0.51	$ 0.54	$ 0.58	$ 0.50	$ 0.56	$ 0.65	$ 2.06	$ 2.29	$ 1.88
Diluted EPS
Net income (in dollars per share)	$ 0.52	$ 0.48	$ 0.51	$ 0.54	$ 0.57	$ 0.50	$ 0.56	$ 0.65	$ 2.05	$ 2.28	$ 1.88